Stock Options	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

10.	STOCK OPTIONS

Effective October 16, 2014, the Company adopted the 2014 Stock Option Plan (the “Plan”) under the administration of the board of directors to retain the services of valued key employees and consultants of the Company.

A summary of option activity for the years ended December 31, 2018 and 2017 are presented below.

		Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding at December 31, 2016	702,064	$4.95	4.03	$-
Granted	880,667	2.55	-	-
Forfeited	(126,667)	2.40	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2017	1,456,064	$3.90	2.09	$-
Granted	1,400,418	6.75	-	-
Forfeited	(345,000)	5.85	-	-
Exercised	(32,508)	1.05	-	-
Outstanding at December 31, 2018	2,478,974	$5.25	2.93	$2,660,000

Vested December 31, 2018	958,115	$4.35		$2,039,000

Exercisable at December 31, 2018	753,654	$5.25		$889,000

The following were stock options transactions during the year ended December 31, 2018:

During the year ended December 31, 2018, the Company granted stock options to employees and consultants to purchase a total 1,400,418 shares of Common Stock for services rendered. The options have an average exercise price of $6.75 per share, expire in five years, and vest on the grant date or over a period of four years from the grant date. The total fair value of these options at grant date was approximately $9,712,000 using the Black-Scholes Option Pricing model. The total stock compensation expense recognized relating to the vesting of stock options for the year ended December 31, 2018 amounted to $1,870,000. As of December 31, 2018, the total unrecognized stock-based compensation expense was $6,591,000, which is expected to be recognized as part of operating expense through December 2021.

During the year ended December 31, 2018, options were exercised resulting in the issuance of 32,508 shares of Common Stock. The Company received cash of $34,000 upon exercise of the options.

The following were stock options transactions during the year ended December 31, 2017:

During the year ended December 31, 2017, the Company granted stock options to employees and consultants to purchase a total of 880,667 shares of Common Stock for services rendered. The options have an average exercise price of $2.55 per share, expire in five years, and vest over a period of three years from the grant date. The total fair value of these options at the grant date was approximately $1,781,000 using the Black-Scholes option pricing model. The total stock compensation expense recognized relating to vesting of these stock options for the year ended December 31, 2017 amounted to $418,000.

The fair value of the share option awards was estimated using the Black-Scholes method based on the following weighted-average assumptions:

Years Ended December 31,
	2018	2017
Risk-free interest rate	2.25%-3.00%	1.22%-2.23%
Average expected term (years)	5 years	5 years
Expected volatility	184.45%-190.22%	84.36%-173.92%
Expected dividend yield	-	-

Common Stock; and the expected dividend yield is based on the fact that the Company has not paid dividends in the past and does not expect to pay dividends in the future.